Property, plant and equipment - Summary of Changes to property, plant and equipment (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Cost	€ 7,868
Ending Cost	10,506	€ 7,868
Laboratory Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Cost	5,493
Ending Cost	7,578	5,493
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Cost	894
Ending Cost	1,504	894
Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Cost	1,481
Ending Cost	1,424	1,481
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Cost	22,437	17,432
Additions	5,081	5,379
Disposals	144	7
Currency translation differences	388	367
Ending Cost	27,761	22,437
Gross carrying amount [member] | Laboratory Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Cost	15,968	12,723
Additions	3,487	3,545
Disposals	144	1
Currency translation differences	319	299
Ending Cost	19,630	15,968
Gross carrying amount [member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Cost	3,322	2,956
Additions	1,105	406
Currency translation differences	43	40
Ending Cost	4,470	3,322
Gross carrying amount [member] | Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Cost	3,146	1,753
Additions	489	1,427
Disposals		6
Currency translation differences	26	28
Ending Cost	3,661	3,146
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Cost	(14,568)	(12,712)
Additions	2,574	2,102
Disposals	144	7
Currency translation differences	256	239
Ending Cost	(17,255)	(14,568)
Accumulated depreciation [member] | Laboratory Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Cost	(10,476)	(9,303)
Additions	1,501	1,384
Disposals	144	1
Currency translation differences	219	210
Ending Cost	(12,052)	(10,476)
Accumulated depreciation [member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Cost	(2,428)	(2,050)
Additions	508	404
Currency translation differences	30	26
Ending Cost	(2,966)	(2,428)
Accumulated depreciation [member] | Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Cost	(1,665)	(1,359)
Additions	565	315
Disposals		6
Currency translation differences	7	3
Ending Cost	€ (2,237)	€ (1,665)